Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the intangible assets acquired by class:

June 19, 2020
Technology	5,400
Customer relationships	10,800

Total intangible assets	16,200

The following table summarizes the intangible assets acquired by class:

October 23, 2020
Customer relationships	$22,800

The following table summarizes the intangible assets acquired by class:

December 2, 2020
Technology	$10,300
Customer relationships	20,500

Total intangible assets	$30,800

The following table summarizes the intangible assets acquired by class:

December 21, 2020

Technology	$7,000
Customer relationships	14,700

Total intangible assets	$21,700

Schedule of Pro Forma Information	The year ended December 31, 2020 includes
the pre-acquisition 2020
period, the Predecessor 2020 Period, and the Successor 2020

	Pro forma for the year ended
	December 31, 2020	December 31, 2019
Net revenue	$138,992	$121,231
Net income	3,903	11,772

NuWave
Business Acquisition [Line Items]
Schedule of Assets And Liabilities Assumed
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 19, 2020
Cash paid	$27,881
Equity issued	2,900

Purchase consideration	$30,781

Assets:
Cash	$1,038
Accounts receivable	3,018
Other current assets	112
Contract assets	1,095
Deposits	27
Property and equipment	77
Intangible assets	16,200

$21,567

Liabilities:
Accounts payable	365
Accrued liabilities	364
Deferred tax liability	476

$1,205

Fair value of net identifiable assets acquired	364

Goodwill	$10,419

PCI Acquisition
Business Acquisition [Line Items]
Schedule of Assets And Liabilities Assumed
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 23, 2020
Cash paid	$55,932
Equity issued	8,143

Purchase consideration	$64,075

Assets:
Cash	$364
Accounts receivable	6,710
Contract assets	4,569
Prepaid expenses and other current assets	383
Property and equipment	218
Other non-current assets	5
Intangible assets	22,800

$35,049

Liabilities:
Accounts payable	$1,131
Deferred tax liability	1,033
Accrued liabilities	3,776

$5,940

Fair value of net identifiable assets acquired	29,109

Goodwill	$34,966

Open Solutions Acquisition
Business Acquisition [Line Items]
Schedule of Assets And Liabilities Assumed
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 2, 2020
Cash paid	$60,715
Equity issued	2,145

Purchase consideration	$62,860

Assets:
Cash	$63
Accounts receivable	6,127
Prepaid expenses and other current assets	89
Property and equipment	305
Other non-current assets	48
Intangible assets	30,800

$37,432

Liabilities:
Accounts payable	$122
Accrued liabilities	946
Deferred tax liability	334
Other non-current liabilities	27

$1,429

Fair value of net identifiable assets acquired	36,003

Goodwill	$26,857

ProModel Acquisition
Business Acquisition [Line Items]
Schedule of Assets And Liabilities Assumed
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 21, 2020
Cash paid	$43,718

Assets:
Cash	1,843
Accounts receivable	907
Other receivables	707
Contract assets	779
Prepaid expenses and other current assets	64
Property and equipment	134
Other non-current assets	18
Intangible assets	21,700

$26,152

Liabilities:
Accounts payable	$2
Contract liabilities	501
Accrued liabilities	960

$1,463

Fair value of net identifiable assets acquired	24,689

Goodwill	$19,029